Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry-forward	$ 22,456,244	$ 18,196,880	$ 17,044,260
Accrued expenses	1,082,761	3,833,970	2,496,850
Advertising fees	23,293,389	10,854,554	5,876,863
Deferred subsidies and revenue	507,414	70,193	71,705
Provision for doubtful accounts	204,936	515,870	214,327
Depreciation difference of property and equipment	530,685	109,385
Impairment loss	82,505	82,505
Total deferred tax assets	48,157,934	33,663,357	25,704,005
Valuation allowance on deferred tax assets	$ (48,157,934)	$ (33,663,357)	$ (25,704,005)	$ (26,748,482)